CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive income [abstract]
Profit for the year	$ 157,255,832	$ 180,492,915	$ 56,751,713
Items that are or may be reclassified to profit or loss
Profit (Loss) for the year for financial instruments at FVOCI	328,019,623	(41,197,640)	(5,928,564)
Adjustment for reclassifications for the year	(34,816,740)	(847,700)	649,075
Related income tax	(84,922,739)	(2,222,546)	(15,926,656)
Total comprehensive income	208,280,144	(44,267,886)	(21,206,145)
Share in Other Comprehensive income (OCI) from investees at equity method
Profit (Loss) for the year for the share in OCI from associates at equity-method		339,486	(21,613)
Profit or Loss for the Year for the Share in OCI from Associates in Equity-method		339,486	(21,613)
Items that will not be reclassified to profit or loss
Profit (Loss) for the year for equity instruments at FVOCI	1,623,428	(7,408)	13,369
Profit or loss for equity instruments at FVOCI	1,623,428	(7,408)	13,369
Other comprehensive income (loss), net of tax	209,903,572	(43,935,808)	(21,214,389)
Total comprehensive income for the year	367,159,404	136,557,107	35,537,324
Attributable to owners of the Bank	366,086,910	139,299,433	35,797,627
Attributable to non-controlling interests	$ 1,072,494	$ (2,742,326)	$ (260,303)